Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2012
Registrant Name	dei_EntityRegistrantName	PineBridge Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001025870
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBRRX
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBABX